NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of the Calculation of Basic and Diluted Earnings per Share

The calculations of basic and diluted earnings per share are computed as follows:

	For the years ended December 31,
	2013	2014	2015

Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	$124	$(30,361)	$(28,435)
Shares:
Weighted average shares outstanding used in computing basic net income (loss) per share	412,103,255	395,380,921	329,190,733
Effect of dilutive securities:
Weighted average shares from assumed exercise of share-based awards	13,311,756	-	-
Weighted average shares outstanding used in computing diluted net income (loss) per share	425,415,011	395,380,921	329,190,733
Net income (loss) per share, basic	$0.0003	$(0.0768)	$(0.0864)
Net income (loss) per share, diluted	$0.0003	$(0.0768)	$(0.0864)